Leases - Right-Of-Use Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Leases
Right-of-use assets, beginning			$ 87,941	$ 83,966
Additions			17,520	22,630
Additions from business combinations			450	2,804
Transfer (from)/to assets classified as held for sale				(7,339)
Disposals			(3,277)	(6,097)
Remeasurements			5,523	9,090
Depreciation			(14,297)	(14,768)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			4,100	(2,345)
Right-of-use assets, ending	$ 4,697		97,960	87,941
Land and buildings
Leases
Right-of-use assets, beginning			86,051	81,753
Additions			16,480	21,858
Additions from business combinations			445	2,774
Transfer (from)/to assets classified as held for sale				(6,721)
Disposals			(2,912)	(5,956)
Remeasurements			4,812	8,416
Depreciation			(13,361)	(13,889)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			3,826	(2,184)
Right-of-use assets, ending			95,341	86,051
Other
Leases
Right-of-use assets, beginning			1,890	2,213
Additions			1,040	772
Additions from business combinations			5	30
Transfer (from)/to assets classified as held for sale				(618)
Disposals			(365)	(141)
Remeasurements			711	674
Depreciation			(936)	(879)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies			274	(161)
Right-of-use assets, ending			2,619	1,890
Discontinued operations
Leases
Right-of-use assets, beginning			2,827
Right-of-use assets, ending			$ 2,710	$ 2,827

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4